Long-term debt - Term Loan Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Current portion of long-term debt (note 12)	$ 2,924	$ 3,905
Long-term debt (note 12)	0	2,932
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations	2,924	6,837
Secured Debt | EDC
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 2,924	$ 6,837
Effective rate on debt	2.01%